UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market - Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  5/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      256,910
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Regency Energy Partn     COM UNITS LP   75885Y107      295   10,800 SH       SOLE                 10,800      0    0
Abbott Labs              COM            002824100      652   13,300 SH       SOLE                 13,300      0    0
American Tower Corp      COM            029912201    3,213   61,997 SH       SOLE                 61,997      0    0
Amgen Incorporated       COM            031162100    1,169   21,880 SH       SOLE                 21,880      0    0
Apple Computer           COM            037833100    9,303   26,694 SH       SOLE                 26,694      0    0
Arch Capital             ORD            G0450A105    8,995   90,681 SH       SOLE                 90,681      0    0
BERKSHIRE HATHAWAY I     CL B           084670702   12,473  149,143 SH       SOLE                149,143      0    0
Blackstone Group Lp      COM UNIT LTD   09253U108   17,464  976,729 SH       SOLE                976,729      0    0
Boardwalk Pipeline P     UT LTD PARTNER 096627104      219    6,700 SH       SOLE                  6,700      0    0
BROOKDALE SENIOR LIV     COM            112463104    4,392  156,850 SH       SOLE                156,850      0    0
Chevrontexaco Corp       COM            166764100      373    3,471 SH       SOLE                  3,471      0    0
Crown Castle Intl Co     COM            228227104      217    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc       COM            228368106   10,524  272,778 SH       SOLE                272,778      0    0
Exxon Mobil Corp         COM            30231G102    1,537   18,274 SH       SOLE                 18,274      0    0
General Electric         COM            369604103      200    9,977 SH       SOLE                  9,977      0    0
Goldman Sachs Group      COM            38141G104    6,740   42,499 SH       SOLE                 42,499      0    0
Google Inc               COM            38259P508   14,429   24,591 SH       SOLE                 24,591      0    0
Groupe Aeroplan Inc      COM            399453109    4,736  350,000 SH       SOLE                350,000      0    0
Illinois Tool Works      COM            452308109   14,871  276,827 SH       SOLE                276,827      0    0
International Busine     COM            459200101      293    1,798 SH       SOLE                  1,798      0    0
Johnson & Johnson Co     COM            478160104      741   12,508 SH       SOLE                 12,508      0    0
Legacy Reserves Lp       UNIT LP INT    524707304    7,504  239,439 SH       SOLE                239,439      0    0
Minnesota Mining and     COM            88579Y101      318    3,400 SH       SOLE                  3,400      0    0
Oracle Corp              COM            68389X105    9,964  298,016 SH       SOLE                298,016      0    0
Pepsico Inc              COM            713448108   17,083  265,224 SH       SOLE                265,224      0    0
Plains All American      COM            726503105    4,690   73,585 SH       SOLE                 73,585      0    0
Procter & Gamble Co      COM            742718109   11,197  181,770 SH       SOLE                181,770      0    0
Qualcomm                 COM            747525103    6,305  114,998 SH       SOLE                114,998      0    0
Reald Inc                COM            75604L105    5,922  216,450 SH       SOLE                216,450      0    0
Republic Services In     COM            760759100    9,098  302,876 SH       SOLE                302,876      0    0
Retail Oppty Ivenstm     COM            76131N101    6,523  596,259 SH       SOLE                596,259      0    0
Schlumberger             COM            806857108   13,980  149,902 SH       SOLE                149,902      0    0
Slm Corporation          COM            78442P106      191   12,500 SH       SOLE                 12,500      0    0
SunCor                   COM            867224104    6,722  149,900 SH       SOLE                149,900      0    0
Tyco Intl. LTD New       SHS            H89128104   13,180  294,397 SH       SOLE                294,397      0    0
Union Pacific Corp       COM            907818108   15,101  153,575 SH       SOLE                153,575      0    0
Wells Fargo & Co. Ne     COM            949746101   16,296  513,909 SH       SOLE                513,909      0    0
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